Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Weighted Average Assumptions and Fair Value of Options

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2011	2010	2009
Number of options granted	716,508	2,176,963	1,047,949
Weighted average exercise price	$17.61	$16.01	$13.11
Risk-free interest rate	2.96%	2.65%	3.19%
Expected volatility	29.98%	30.00%	42.00%
Expected term (years)	8.5	4.9	8.6
Dividend yield	1.59%	1.79%	2.14%
Weighted average fair value	$5.78	$4.11	$5.31

Summary of Stock Option Activity and Changes during the Year

A summary of TSYS’ stock option activity as of December 31, 2011, 2010 and 2009, and changes during the years ended on those dates is presented below:

	2011		2010		2009
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	8,810	$23.40	6,955	$25.54	6,185	$27.59
Granted	717	17.61	2,177	15.89	1,048	13.11
Exercised	(597)	13.51	(41)	13.11	(1)	1.83
Forfeited/canceled	(2,848)	29.46	(281)	19.83	(277)	24.36

Outstanding at end of year	6,082	$20.61	8,810	$23.40	6,955	$25.54

Options exercisable at year-end	3,122	$25.00	5,712	$27.48	5,357	$28.15

Weighted average fair value of options granted during the year		$5.78		$4.11		$5.31

	Outstanding	Exercisable
Average remaining contractual life (in years)	4.9	4.0

Aggregate intrinsic value (in thousands)	$(6,401)	$(16,967)

Summary of Stock Option Exercises

The table below summarizes these stock option exercises by year:

	Options Exercised	Shares Issued from Treasury	Intrinsic Value
2011	597,161	597,161	$3,627,000
2010	41,403	41,403	$90,400
2009	1,205	1,205	$14,300

Non vested Restricted Awards
Summary of Number of Shares Granted Each Year	The following table summarizes the number of shares granted each year:

	2011	2010	2009
Number of shares	206,040	197,186	513,920
Market value	$3.6 million	$3.1 million	$6.8 million

Summarized Status of Nonvested Shares and Changes during the Periods

A summary of the status of TSYS’ nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and the changes during the periods are presented below:

	2011		2010		2009
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	821	$16.91	1,084	$18.60	1,014	$23.46
Granted	206	17.67	197	15.55	514	13.28
Vested	(376)	17.60	(416)	20.63	(414)	23.77
Forfeited/canceled	(33)	15.71	(44)	17.32	(30)	20.34

Outstanding at end of year	618	$16.80	821	$16.91	1,084	$18.60

Performance Based Shares
Summary of Awards Authorized

A summary of the awards authorized in each year is below:

Year of Initial Award	Total Number of Shares Awarded	Potential Number of Performance-Based Shares to be Vested
2011	263,292	263,292	(2014)
2010	279,831	279,831	(2013)
2008	182,816	73,125	(2012-2014)

Summarized Status of Performance-based Nonvested Shares and Changes during the Period

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and changes during those periods are presented below:

	2011		2010		2009
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	316	$15.65	62	$13.69	62	$23.32
Granted	300	17.63	316	15.65	62	13.69
Vested	(36)	15.61	(62)	13.69	(62)	23.32
Forfeited/canceled	—	—	—	—	—	—

Outstanding at end of year	580	$16.68	316	$15.65	62	$13.69